Income Taxes - Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses	$ 238	$ 286
Section 163(j) interest limitation	200	190
Italian goodwill tax step-up	109	119
Provisions not currently deductible for tax purposes	150	85
Lease liabilities	63	66
Jackpot timing differences	30	30
Depreciation and amortization	63	29
Inventory reserves	5	10
Other	73	63
Gross deferred tax assets	930	878
Valuation allowance	(430)	(412)	$ (284)	$ (156)
Deferred tax assets, net of valuation allowance	500	466
Deferred tax liabilities:
Acquired intangible assets	446	462
Depreciation and amortization	156	163
Italian goodwill equity reserve liability	99	105
Lease right-of-use assets	57	60
Other	8	6
Total deferred tax liabilities	767	795
Net deferred income tax liability	(267)	(329)
Deferred income taxes - non-current asset	38	39
Deferred income taxes - non-current liability	$ (305)	$ (368)